Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Valuation and Qualifying Accounts Disclosure [Table Text Block]
		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2016
Allowance for doubtful accounts	$235	$115		$-	$115	(1)	$235
Deferred tax asset valuation allowance	$1,651	$(198	) (2)	$-	$-		$1,453

Year ended December 31, 2015
Allowance for doubtful accounts	$168	$85		$-	$18	(1)	$235
Deferred tax asset valuation allowance	$1,418	$233	(2)	$-	$-		$1,651